Class A Ordinary Shares Subject to Possible Redemption	9 Months Ended
Sep. 30, 2021
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

Note 6. CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of September 30, 2021, there were 38,259,457 Class A ordinary shares outstanding, which were all subject to possible redemption and are classified outside of permanent equity in the condensed consolidated balance sheet.

The Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheet is reconciled on the following table:

Gross proceeds	$382,594,570
Less:
Fair value of Public Warrants at issuance	(10,755,060)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(20,701,653)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	31,456,713
Class A ordinary shares subject to possible redemption	$382,594,570